GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash	$ 54,462	$ 120,121
Continued operations	125,000
Net income loss	$ 92,644